10. FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurement Tables
Assets measured at fair value on a recurring basis
Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	March 31,
	(Level 1)	(Level 2)	(Level 3)	2013
	$	$	$	$

Assets:
Cash	23,867	–	–	23,867

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of December 31, 2012, as follows.

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
	$	$	$	$

Assets:
Cash	120,433	–	–	120,433